Sep. 06, 2016
Catalyst/MAP Global Total Return Income Fund
Catalyst/MAP Global Total Return Income Fund

MUTUAL FUND SERIES TRUST

Catalyst/MAP Global Total Return Income Fund
Class A: TRXAX Class C: TRXCX Class I: TRXIX

September 6, 2016

The information in this Supplement amends certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2015.

__________________________________________________________________________

Effective as of the date of this Supplement, the Fund’s name is changed to the Catalyst/MAP Global Balanced Fund.

Also effective as of the date of this Supplement, the following sentence is added to end of the first paragraph under the sections entitled “Fund Summary: Catalyst/MAP Global Capital Appreciation Fund – Principal Investment Strategies” and “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies”:

“Under normal circumstances, the Fund invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. Fixed income securities include interest-paying bonds and convertible bonds. Equity securities include common stock, preferred stock, and options on those securities.”

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2015, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

Catalyst/MAP Global Total Return Income Fund
Class A: TRXAX Class C: TRXCX Class I: TRXIX

September 6, 2016

The information in this Supplement amends certain information contained in the Statement of Additional Information for the Fund, dated November 1, 2015.

__________________________________________________________________________

Effective as of the date of this Supplement, the Fund’s name is changed to the Catalyst/MAP Global Balanced Fund.

Also effective as of the date of this Supplement, the following is added as a non-fundamental investment policy of the Fund under the section of the SAI entitled “Other Investment Policies”:

“Under normal circumstances, the Fund invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities.”

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2015, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.